Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 14,787	$ 9,218	$ 27,180	$ 19,043
Cost of sales	10,090	8,175	20,144	16,149
Mine operating income	4,697	1,043	7,036	2,894
Operating expenses
General and administrative expenses	1,791	1,535	3,063	2,719
Share-based payments	647	843	1,070	1,182
Income loss	2,259	(1,335)	2,903	(1,007)
Other items
Interest and other income	151	20	154	229
Gain (loss) on long-term investments	223	(285)	355	(604)
Fair value adjustment on warrant liability	0	751	0	458
Unrealized foreign exchange gain	92	552	172	416
Finance cost	(3)	(3)	(5)	(77)
Accretion of reclamation provision	(51)	(12)	(102)	(23)
Interest expense	(81)	(72)	(171)	(117)
Income (loss) before income taxes	2,590	(384)	3,306	(725)
Income taxes:
Current income tax expense	(576)	559	(775)	534
Deferred income tax recovery	(774)	959	(692)	973
Income tax expense	(1,350)	1,518	(1,467)	1,507
Net income (loss)	1,240	1,134	1,839	782
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	(13)	(313)	(124)	(576)
Total comprehensive income (loss)	$ 1,227	$ 821	$ 1,715	$ 206
Earnings (loss) per share
Basic	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Diluted	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding
Basic	133,622,131	119,195,457	131,834,975	118,887,538
Diluted	138,948,601	123,214,209	137,207,540	122,907,727